Segment information (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Long-lived assets by segment
Total	R$ 32,489,107	R$ 32,145,797
Reporting segments
Long-lived assets by segment
Total	31,962,748	31,824,563
Reporting segments | Chemicals
Long-lived assets by segment
Total	11,136,125	11,417,669
Reporting segments | Polyolefins
Long-lived assets by segment
Total	5,072,162	5,162,075
Reporting segments | Vinyls
Long-lived assets by segment
Total	2,433,882	2,621,376
Reporting segments | USA and Europe
Long-lived assets by segment
Total	2,587,302	2,015,492
Reporting segments | Mexico
Long-lived assets by segment
Total	10,733,277	10,607,951
Other segments
Long-lived assets by segment
Total	R$ 526,359	R$ 321,234